OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY
Beginning Period Right Of Use Of Assets	$ 21,858	$ 42,033
Amortization	(20,177)	(20,175)
Ending period Right Of Use Of Assets	$ 1,681	$ 21,858